Investment for Funds at Fair Value through Profit or Loss (Details) - USD ($)		12 Months Ended
	Feb. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investment for Funds at Fair Value through Profit or Loss [Abstract]
Invested in an open-end fund at a cost	$ 2,299,975	$ 900,000
Lock-up period	1 year
Final instalment		$ 1,431,925